UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 14, 2015 to February 16, 2015

Commission File Number of issuing entity: 333-181822-04

SMART ABS SERIES 2014-1US TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-181822

MACQUARIE LEASING PTY LIMITED

(Exact name of depositor and sponsor as specified in its charter)

Australia

(State or other jurisdiction of incorporation or organization of issuing entity)

98-1157643

(IRS Employer Identification Number of issuing entity)

Level 3 9 Hunter Street Sydney, NSW 2000, Australia	Not Applicable
(Address of principal executive offices)	(Zip Code)

+ 61 (2) 8232-3333

(Telephone Number, Including Area Code)

Not Applicable

(Former Name of Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (if Section 12(b)
Class A-1 Notes			☒
Class A-2a Notes			☒
Class A-2b Notes			☒
Class A-3a Notes			☒
Class A-3b Notes			☒
Class A-4a Notes			☒
Class A-4b Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes   ☒    No

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of SMART ABS Series 2014-1US Trust for the distribution period commencing on January 14, 2015 and ending on February 16, 2015 is set forth in the attached Monthly Servicer Report.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The Bank of New York Mellon has provided the following disclosure for inclusion in this Form 10-D:

In the ordinary course of business, The Bank of New York Mellon is named as a defendant in or made a party to pending and potential legal actions. In connection with its role as trustee of certain residential mortgage-backed securitization (“RMBS”) transactions, The Bank of New York Mellon was named as a defendant in a lawsuit by a group of institutional investors. This lawsuit alleges that the trustee had expansive duties under the governing agreements, including the duty to investigate and pursue breach of representation and warranty claims against other parties to the RMBS transactions. While it is inherently difficult to predict the eventual outcomes of pending actions, The Bank of New York Mellon denies liability and intends to defend the litigation vigorously.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

None.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

None.

Item 8. Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to SMART ABS Series 2014-1US Trust for the distribution period commencing on January 14, 2015 and ending on February 16, 2015. Macquarie Leasing Pty Limited most recently filed a Form ABS-15G with the SEC on January 27, 2015 with respect to all asset-backed securities securitized by it. Macquarie Leasing Pty Limited’s CIK number is 0001549785.

Item 9. Exhibits.

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on January 14, 2015 and ending on February 16, 2015.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MACQUARIE LEASING PTY LIMITED
(Depositor)

/s/ Karleen Munns
Name:	Karleen Munns
Title:	Executive Director

Date: March 2, 2015

EXHIBITS INDEX

Exhibit 99.1.	Monthly Servicer Report for the distribution period commencing on January 14, 2015 and ending on February 16, 2015.